SUPPLEMENT DATED JUNE 23, 2022

TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 31, 2021, AS AMENDED AND RESTATED MAY 2, 2022,

AND AS FURTHER AMENDED TO DATE

OF

MORNINGSTAR FUNDS TRUST

Morningstar Municipal Bond Fund

(the “Fund”)

This supplement provides additional information to the Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated August 31, 2021, as amended and restated May 2, 2022, and as further amended to date, and should be read in conjunction with such Summary Prospectus, Statutory Prospectus and Statement of Additional Information.

Portfolio Manager Change to the Fund

I.

Effective July 1, 2022, to reflect the resignation of Brandon Pae from Allspring Global Investments, LLC, the Fund’s subadviser, all references to Mr. Pae as a portfolio manager of the Fund are removed from the Summary Prospectus, Statutory Prospectus and Statement of Additional Information.

Please retain this supplement for future reference.